INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure Income Taxes Details Abstract
Tax expense (benefit) at the statutory rate					$ (214,000)	$ (157,000)
State income taxes, net of federal income tax benefit					(23,000)	(17,000)
Change in valuation allowance					237,000	174,000
Total